Consolidated Statements of Comprehensive Income (Loss) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net income (loss)	CAD 505,053	CAD 292,900	CAD (266,939)
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	(48,563)	(1,765)	44,740
Items that will not be reclassified into profit or loss
Actuarial (losses) gains on employee benefit plans	(5,171)	5,100	5,225
Tax recovery (expense)	673	(1,424)	(1,425)
Other comprehensive (loss) income	(53,061)	1,911	48,540
Total comprehensive income (loss)	CAD 451,992	CAD 294,811	CAD (218,399)